Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accruals and reserves	$ 13,782,051	$ 6,388,121
Loss carried forward	11,297,569	9,412,846
Total deferred tax assets	25,079,620	15,800,967
Deferred tax liabilities:
Expense	(71,292)	(345,033)
Tangible	(158,057)	(218,406)
Intangible	(559,210)	(763,627)
Revenue	(1,443,197)	(1,222,344)
Total deferred tax liability	(2,231,756)	(2,549,410)
Net deferred tax assets (liabilities)	22,847,864	13,251,557
less：valuation allowance	(16,875,904)	(13,400,638)
Net deferred tax assets(liabilities),net of valuation allowance	$ 5,971,960	$ (149,081)